Equity (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Schedule of Distributions Made to Common and Subordinated Unitholders
Our recent distributions have been as follows:

Declaration Date	Amount Declared Per Unit	Record Date	Payment Date	Payment to Limited Partner Units	Payment to Holders of Incentive Distribution Rights
January 15, 2015	$0.6750	January 30, 2015	February 13, 2015	$24,947	$1,311
April 16, 2015	$0.6750	May 1, 2015	May 15, 2015	$24,947	$1,311
July 21, 2015	$0.4750	August 5, 2015	August 14, 2015	$17,555	$—
On October 26, 2015, we announced the Board of Directors' decision to temporarily suspend the distribution payment to common unitholders. No quarterly distributions were declared for the first quarter of 2016, as the Partnership continued its distribution suspension to conserve cash.

Our recent distributions have been as follows:

Declaration Date	Amount Declared Per Unit	Record Date	Payment Date	Payment to Limited Partner Units	Payment to Holders of Incentive Distribution Rights
January 15, 2015	$0.6750	January 30, 2015	February 13, 2015	$24,947	$1,311
April 16, 2015	$0.6750	May 1, 2015	May 15, 2015	$24,947	$1,311
July 21, 2015	$0.4750	August 5, 2015	August 14, 2015	$17,555	$—
On October 26, 2015, we announced the Board of Directors' decision to temporarily suspend the distribution payment to common unitholders. No quarterly distributions were declared for the second quarter of 2016, as the Partnership continued its distribution suspension to conserve cash.

Our recent distributions have been as follows:

Declaration Date	Amount Declared Per Unit	Record Date	Payment Date	Payment to Limited Partner Units	Payment to Holders of Incentive Distribution Rights
January 17, 2013	$0.4750	February 1, 2013	February 15, 2013	$12,961	$—
April 16, 2013	$0.4750	May 1, 2013	May 15, 2013	$12,961	$—
July 17, 2013	$0.4750	August 1, 2013	August 15, 2013	$13,711	$—
October 17, 2013	$0.4900	November 1, 2013	November 15, 2013	$14,144	$—
January 15, 2014	$0.5100	January 31, 2014	February 14, 2014	$14,726	$—
April 16, 2014	$0.5250	May 1, 2014	May 15, 2014	$17,388	$—
July 16, 2014	$0.5750	August 1, 2014	August 15, 2014	$19,088	$168
October 15, 2014	$0.6250	October 31, 2014	November 14, 2014	$23,092	$695
January 15, 2015	$0.6750	January 30, 2015	February 13, 2015	$24,947	$1,311
April 16, 2015	$0.6750	May 1, 2015	May 15, 2015	$24,947	$1,311
July 21, 2015	$0.4750	August 5, 2015	August 14, 2015	$17,555	$—

On October 26, 2015, we announced the Board of Directors' decision to temporarily suspend the distribution payment to common unitholders. Therefore, no quarterly distribution was declared for the third and fourth quarters of 2015.

Schedule of Weighted Average Number of Shares
The following table outlines our basic and diluted, weighted average limited partner units outstanding during the relevant periods:

	Three Months Ended
	March 31,
	2016	2015
Basic	37,035,068	36,958,227
Diluted	37,035,068	37,201,044

The following table outlines our basic and diluted, weighted average limited partner units outstanding during the relevant periods:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Basic	42,254,647	36,958,770	39,644,857	36,958,525
Diluted	42,254,647	37,200,774	39,644,857	37,200,529

The following table outlines our basic and diluted, weighted average limited partner units outstanding during the relevant periods:

	Year ended December 31,
	2015	2014	2013
Basic	36,958,988	33,370,020	28,168,265
Diluted	37,150,878	35,783,540	28,168,265

Schedule of Net Income Attributable to Limited Partners
The following table provides a reconciliation of net loss and the assumed allocation of net loss under the two-class method for purposes of computing net loss per limited partner unit for the three months ended March 31, 2016 (in thousands, except per unit amounts):

	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$—	$—	$—
Assumed allocation of distributions in excess of loss	—	(52,330)	(52,330)
Add back recast losses attributable to Blair	—	836	836
Assumed allocation of net loss	$—	$(51,494)	$(51,494)

Loss per limited partner unit - basic		$(1.39)
Loss per limited partner unit - diluted		$(1.39)

The following table provides a reconciliation of net loss and the assumed allocation of net loss under the two-class method for purposes of computing net loss per limited partner unit for the three months ended June 30, 2016 (in thousands, except per unit amounts):

	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$—	$—	$—
Assumed allocation of distributions in excess of loss	—	(10,738)	(10,738)
Add back recast income attributable to Blair	—	(153)	(153)
Assumed allocation of net loss	$—	$(10,891)	$(10,891)

Loss per limited partner unit - basic		$(0.26)
Loss per limited partner unit - diluted		$(0.26)

The following table provides a reconciliation of net loss and the assumed allocation of net loss under the two-class method for purposes of computing net loss per limited partner unit for the six months ended June 30, 2016 (in thousands, except per unit amounts):

	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$—	$—	$—
Assumed allocation of distributions in excess of loss	—	(63,068)	(63,068)
Add back recast losses attributable to Blair	—	683	683
Assumed allocation of net loss	$—	$(62,385)	$(62,385)

Loss per limited partner unit - basic		$(1.57)
Loss per limited partner unit - diluted		$(1.57)

The following table provides a reconciliation of net income and the assumed allocation of net income under the two-class method for purposes of computing net income per limited partner unit for the year ended December 31, 2015 (in thousands, except per unit amounts):

	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$1,311	$42,502	$43,813
Assumed allocation of distributions in excess of earnings	—	(18,167)	(18,167)
Add back recast losses attributable to Blair	—	2,619	2,619
Assumed allocation of net income	$1,311	$26,954	$28,265

Earnings per limited partner unit - basic		$0.73
Earnings per limited partner unit - diluted		$0.73